INCOME TAXES (Details) - Schedule of Reconciliation of the Beginning and Ending Valuation Allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Beginning and Ending Valuation Allowance [Abstract]
Balance	$ (4,585)	$ (4,317)
Additions	(922)	(268)
Balance	$ (5,507)	$ (4,585)